Shareholder Fees - FidelityEquity-IncomeFund-RetailPRO	Apr. 01, 2025 USD ($)
FidelityEquity-IncomeFund-RetailPRO | Fidelity Equity-Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none